Debt - Additional Information (Detail) - USD ($) $ in Thousands			11 Months Ended	12 Months Ended
	Jan. 31, 2022	May 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 01, 2021	Mar. 31, 2021
Line of Credit Facility [Line Items]
Debt issuance costs		$ 2,800	$ 1,618	$ 990
Interest expense			2,465	5,286
Amortization of debt issuance cost			513	$ 917
Common Stock warrants [Member]
Line of Credit Facility [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				783,129		313,252
Loan and Security Agreement [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	11.00%
Debt instrument payment fee, Percentage		2.75%
Interest expense			2,500	$ 5,300
Accretion Expense			100	300
Debt Related Commitment Fees			100	300
Amortization of debt issuance cost			$ 500	900
unamortized issuance cost				$ 2,200	$ 2,300
Debt Instrument, Frequency of Periodic Payment		payable monthly
Loan and Security Agreement [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Description of Variable Rate Basis		US Prime Rate plus 7.50% per annum
Debt Instrument, Variable Rate		7.50%
Loan and Security Agreement [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				26.83%
Loan and Security Agreement [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				20.75%
Tranche A [Member] | Loan and Security Agreement [Member] | Venture Capital [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 12,000
Tranche B [Member] | Loan and Security Agreement [Member] | Venture Capital [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 15,000
Line of Credit Facility, Current Borrowing Capacity		8,000
Line of Credit Facility, Remaining Borrowing Capacity		7,000
Withdrawn Credit Facility		$ 7,000
Class of warrants issued during period		995,099
Tranche B [Member] | Loan and Security Agreement [Member] | Maximum [Member] | Venture Capital [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term		48 months
Tranche B [Member] | Loan and Security Agreement [Member] | Minimum [Member] | Venture Capital [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Payment Terms	19 months
Tranche C [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	11.00%
Debt Related Commitment Fees	$ 1,000
Debt Instrument, Face Amount	$ 5,000
Debt Instrument, Payment Terms	19 months
Debt Instrument, Frequency of Periodic Payment	payable monthly
Debt Instrument, Maturity Date	Feb. 01, 2026
Percentage of debt related cost paid upon the consummation of merger	20
Debt instrument, repurchase amount	$ 75,000
Debt instrument, fee amount	$ 5,000
Percentage of advanced funds under the amendment	20.00%
Tranche C [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Description of Variable Rate Basis	US Prime Rate plus 7.50% per annum
Debt Instrument, Variable Rate	7.50%